8. Derivative financial instruments and Short positions (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hedge Instruments [Member] | Swap [Member]
Statement Line Items [Line Items]
Accounting Value - liability	R$ 1,428,053	R$ 1,361,658	R$ 2,227,004
Adjustment to Market Value	1,428,053	35,110	(24,206)
Market Value	1,302,666	1,396,768	2,202,798
Hedge Instruments [Member] | Swap [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Accounting Value - liability		435,872	1,032,283
Adjustment to Market Value		3,494	68,730
Market Value		432,378	1,101,012
Hedge Instruments [Member] | Swap [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Accounting Value - liability	1,428,053	925,786	1,194,721
Adjustment to Market Value	1,428,053	38,604	92,936
Market Value	1,302,666	964,390	1,101,786
Hedge Instruments [Member] | Future Contracts [Member]
Statement Line Items [Line Items]
Accounting Value - liability	19,500,234	54,460,972	44,541,939
Adjustment to Market Value	19,500,234	0	0
Market Value	23,447,934	54,460,972	44,541,939
Hedge Instruments [Member] | Future Contracts [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Accounting Value - liability		50,975,253	44,000,952
Adjustment to Market Value		0	0
Market Value		50,975,253	44,000,952
Hedge Instruments [Member] | Future Contracts [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Accounting Value - liability	19,500,234	3,485,719	540,987
Adjustment to Market Value	19,500,234	0	0
Market Value	23,447,934	3,485,719	540,987
Hedge Object[Member] | Swap [Member]
Statement Line Items [Line Items]
Accounting Value	1,302,666	1,324,685	2,423,678
Hedge Object[Member] | Future Contracts [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Accounting Value		4,506,878	16,910,915
Hedge Objects [Member] | Swap [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Accounting Value		399,831	1,198,921
Hedge Objects [Member] | Swap [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Accounting Value	1,302,666	924,854	1,224,757
Hedge Objects [Member] | Future Contracts [Member]
Statement Line Items [Line Items]
Accounting Value	23,447,934	7,726,566	17,224,115
Hedge Objects [Member] | Future Contracts [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Accounting Value	R$ 23,447,934	R$ 3,219,688	R$ 313,200